UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06221

Brandywine Blue Fund, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE  19807
(Name and address of agent for service)

(302) 656-3017
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: DECEMBER 31, 2010

Item 1. Schedule of Investments.

Brandywine Blue Fund
Schedule of Investments
December 31, 2010
(Unaudited)

Shares or Principal Amount	Value
Common Stocks – 97.6% (a)

CONSUMER DISCRETIONARY

	Apparel, Accessories & Luxury Goods - 0.9%
249,200	VF Corp.	$21,476,056
	Auto Parts & Equipment - 6.2%
1,931,300	Johnson Controls, Inc.	73,775,660
1,276,300	TRW Automotive Holdings Corp. *	67,261,010
	Automobile Manufacturers - 1.9%
1,199,700	General Motors Co. *	44,220,942
	Automotive Retail - 1.7%
1,253,100	CarMax, Inc. *	39,948,828
	Broadcasting - 3.9%
2,808,400	CBS Corp.	53,500,020
840,200	Discovery Communications, Inc.*	35,036,340
	Department Stores - 2.3%
968,300	Kohl’s Corp. *	52,617,422
	Hotels, Resorts & Cruise Lines - 3.1%
1,521,900	Royal Caribbean Cruises Ltd.*	71,529,300
	Movies & Entertainment - 2.5%
1,535,500	The Walt Disney Company	57,596,605
	Total Consumer Discretionary	516,962,183

CONSUMER STAPLES
	Drug Retail - 2.5%
1,465,000	Walgreen Company	57,076,400
	Total Consumer Staples	57,076,400

ENERGY
	Coal & Consumable Fuels - 1.7%
793,900	CONSOL Energy Inc.	38,694,686
	Oil & Gas Equipment & Services - 8.2%
811,700	Cameron International Corp.*	41,177,541
1,821,000	Halliburton Company	74,351,430
1,073,400	National Oilwell Varco Inc.	72,186,150
	Total Energy	226,409,807

FINANCIALS
	Asset Management & Custody Banks - 2.4%
2,260,600	Invesco Limited	54,390,036
	Total Financials	54,390,036

HEALTH CARE
	Health Care Distributors – 2.4%
1,420,500	Cardinal Health, Inc.	54,419,355
	Health Care Services - 2.6%
1,114,300	Express Scripts, Inc. *	60,227,915
	Life Sciences Tools & Services - 2.4%
1,007,500	Life Technologies Corp.*	55,916,250
	Pharmaceuticals - 2.2%
948,800	Teva Pharmaceutical Industries Ltd. SP-ADR	49,460,944
	Total Health Care	220,024,464

INDUSTRIALS
	Aerospace & Defense – 1.5%
77,700	Goodrich Corp.	6,843,039
204,700	Precision Castparts Corp.	28,496,287
	Construction & Farm Machinery & Heavy Trucks - 8.2%
817,000	Caterpillar Inc.	76,520,220
566,000	Cummins Inc.	62,265,660
553,600	Joy Global Inc.	48,024,800
	Railroads - 0.7%
162,200	Union Pacific Corp.	15,029,452
	Total Industrials	237,179,458

INFORMATION TECHNOLOGY
	Application Software – 2.4%
1,408,000	Autodesk, Inc. *	53,785,600
	Communications Equipment - 4.4%
13,421,400	Alcatel-Lucent - SP-ADR*	39,727,344
6,689,300	Motorola, Inc. *	60,671,951
	Computer Hardware - 4.6%
324,000	Apple Inc. *	104,509,440
	Electronic Components - 1.9%
642,600	Dolby Laboratories Inc. *	42,861,420
	IT Consulting & Other Services - 1.8%
576,700	Cognizant Technology Solutions Corp.*	42,266,343
	Office Electronics - 2.7%
5,416,600	Xerox Corp.	62,399,232
	Semiconductors - 3.2%
802,000	Analog Devices, Inc.	30,211,340
1,262,000	Linear Technology Corp.	43,652,580

	Systems Software - 2.3%
1,678,600	Oracle Corp.	52,540,180
	Total Information Technology	532,625,430

MATERIALS
	Fertilizers & Agricultural Chemicals - 9.3%
612,300	CF Industries Holdings, Inc.	82,752,345
758,300	The Mosaic Company	57,903,788
458,100	Potash Corp. of Saskatchewan Inc.	70,927,623
	Precious Metals & Minerals - 3.3%
1,908,200	Silver Wheaton Corp. *	74,496,128
	Total Materials	286,079,884

TELECOMMUNICATION SERVICES
	Integrated Telecommunication Services - 1.7%
1,055,700	Verizon Communications Inc.	37,772,946
	Wireless Telecommunication Services - 2.7%
1,365,300	NII Holdings Inc. *	60,974,298
	Total Telecommunication Services	98,747,244

	Total common stocks (cost $1,867,797,818)	2,229,494,906

Short-Term Investments - 4.5% (a)
	Commercial Paper - 4.3%
$98,600,000	Prudential Funding LLC, due 01/03/11- 01/05/11, discounts of 0.17% - 0.22%	98,598,499
	Total commercial paper (cost $98,598,499)	98,598,499
	Variable Rate Demand Note – 0.2%
3,258,838	American Family Financial Services, 0.10%	3,258,838
	Total variable rate demand note (cost $3,258,838)	3,258,838
	Total short-term investments (cost $101,857,337)	101,857,337
	Total investments – 102.1% (cost $1,969,655,155)	2,331,352,243
	Liabilities, less other assets - (2.1%)(a)	(46,948,669)
	TOTAL NET ASSETS- 100.0%	$2,284,403,574

*	Non-dividend paying security.

(a)	Percentages for the various classifications relate to net assets.

SP-ADR - Sponsored American Depositary Receipt

As of December 31, 2010, investment cost for federal tax purposes was $1,969,655,155 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$373,215,784
Aggregate gross unrealized depreciation	(11,518,696)
Net unrealized appreciation	$361,697,088+

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent annual or semi-annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

 The following table summarizes the Fund’s investments as of December 31, 2010, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$2,229,494,906

Level 2 –	Short-Term Commercial Paper	98,598,499
	Variable Rate Demand Note	3,258,838
	Total Level 2	101,857,337
Level 3 -		---
Total		$2,331,352,243

See the Schedule of Investments for the investments detailed by industry classification.

Brandywine Advisors Midcap Growth Fund
Schedule of Investments
December 31, 2010
(Unaudited)

Shares or Principal Amount	Value
Common Stocks – 99.1% (a)
CONSUMER DISCRETIONARY
	Apparel Retail - 0.7%
59,300	Foot Locker, Inc.	$1,163,466
	Apparel, Accessories & Luxury Goods - 3.3%
63,700	Phillips-Van Heusen Corp.	4,013,737
19,300	VF Corp.	1,663,274
	Auto Parts & Equipment - 2.5%
81,100	TRW Automotive Holdings Corp. *	4,273,970
	Automotive Retail - 3.9%
212,900	CarMax, Inc. *	6,787,252
	Broadcasting - 5.0%
166,500	CBS Corp.	3,171,825
67,000	Discovery Communications, Inc.*	2,793,900
40,400	Liberty Media-Starz*	2,685,792
	Home Furnishing Retail - 2.3%
110,000	Williams-Sonoma, Inc.	3,925,900
	Home Furnishings - 2.6%
112,200	Tempur-Pedic International Inc.*	4,494,732
	Hotels, Resorts & Cruise Lines - 3.1%
115,300	Royal Caribbean Cruises Ltd. *	5,419,100
	Total Consumer Discretionary	40,392,948

CONSUMER STAPLES
	Household Products - 1.2%
29,900	Church & Dwight Co., Inc.	2,063,698
	Total Consumer Staples	2,063,698

ENERGY
	Coal & Consumable Fuels – 0.9%
33,000	CONSOL Energy Inc.	1,608,420
	Oil & Gas Drilling - 1.6%
128,900	Patterson-UTI Energy, Inc.	2,777,795
	Oil & Gas Equipment & Services - 5.0%
53,300	Cameron International Corp. *	2,703,909
287,800	McDermott International, Inc. *	5,954,582
	Total Energy	13,044,706

FINANCIALS
	Asset Management & Custody Banks - 4.4%
170,300	Invesco Limited	4,097,418
147,380	SEI Investments Co.	3,506,170
	Investment Banking & Brokerage - 0.4%
17,600	LPL Investment Holdings, Inc. *	640,112
	Total Financials	8,243,700

HEALTH CARE
	Biotechnology - 1.4%
38,500	United Therapeutics Corp. *	2,433,970
	Life Sciences Tools & Services - 2.4%
74,100	Life Technologies Corp. *	4,112,550
	Total Health Care	6,546,520

INDUSTRIALS
	Aerospace & Defense – 4.8%
30,900	BE Aerospace, Inc. *	1,144,227
16,600	Goodrich Corp.	1,461,962
79,800	TransDigm Group, Inc.*	5,746,397
	Construction & Farm Machinery & Heavy Trucks - 2.0%
39,500	Joy Global Inc.	3,426,625
	Heavy Electrical Equipment - 1.4%
93,450	Babcock & Wilcox Co. *	2,391,386
	Human Resource & Employment Services - 1.2%
32,400	Manpower Inc.	2,033,424
	Industrial Machinery - 1.5%
53,900	The Timken Company	2,572,647
	Office Services & Supplies - 2.7%
109,000	Avery Dennison Corp.	4,615,060
	Trading Companies & Distributors - 1.2%
32,053	MSC Industrial Direct Co., Inc.	2,073,509
	Trucking - 1.8%
57,700	Ryder System, Inc.	3,037,328
	Total Industrials	28,502,565

INFORMATION TECHNOLOGY
	Application Software - 4.7%
118,000	Autodesk, Inc. *	4,507,600
25,300	Informatica Corp.*	1,113,959
136,500	Nuance Communications, Inc.*	2,481,570
	Communications Equipment - 6.5%
75,000	Acme Packet, Inc. *	3,987,000
1,019,300	Alcatel-Lucent - SP-ADR*	3,017,128
25,500	Polycom, Inc. *	993,990
92,900	Riverbed Technology, Inc.*	3,267,293
	Data Processing & Outsourced Services - 1.4%
60,700	VeriFone Systems, Inc. *	2,340,592
	Electronic Components - 1.9%
49,400	Dolby Laboratories Inc. *	3,294,980
	Electronic Manufacturing Services - 1.0%
81,900	Jabil Circuit, Inc.	1,645,371
	Internet Software & Services - 0.4%
19,300	Rackspace Hosting, Inc. *	606,213
	IT Consulting & Other Services - 0.3%
29,600	Booz Allen Hamilton Holding Corp.*	575,128

	Semiconductors - 2.8%
63,100	Analog Devices, Inc.	2,376,977
192,300	Atmel Corp. *	2,369,136
	Systems Software - 2.7%
74,300	Rovi Corp. *	4,607,343
	Total Information Technology	37,184,280

MATERIALS
	Diversified Metals & Mining - 1.7%
23,550	Walter Energy, Inc.	3,010,632
	Fertilizers & Agricultural Chemicals - 3.7%
46,900	CF Industries Holdings, Inc.	6,338,535
	Metal & Glass Containers - 1.5%
41,400	Greif Inc.	2,562,660
	Precious Metals & Minerals - 2.7%
120,900	Silver Wheaton Corp.*	4,719,936
	Specialty Chemicals - 3.8%
116,100	Albemarle Corp.	6,476,058
	Steel - 1.6%
49,500	Allegheny Technologies, Inc.	2,731,410
	Total Materials	25,839,231

TELECOMMUNICATION SERVICES
	Wireless Telecommunication Services - 5.1%
304,700	MetroPCS Communications, Inc.*	3,848,361
111,300	NII Holdings Inc. *	4,970,658
	Total Telecommunication Services	8,819,019

	Total common stocks (cost $138,207,918)	170,636,667
Short-Term Investments - 3.3% (a)
	Commercial Paper - 2.4%
$4,200,000	Prudential Funding LLC, due 01/03/11, discount of 0.17%	4,199,960
	Total commercial paper (cost $4,199,960) Variable Rate Demand Note – 0.9%	4,199,960
1,485,453	American Family Financial Services, 0.10%	1,485,453
	Total variable rate demand note (cost $1,485,453)	1,485,453
	Total short-term investments (cost $5,685,413)	5,685,413
	Total investments- 102.4% (cost $143,893,331)	176,322,080
	Liabilities, less other assets - (2.4%)(a)	(4,123,962)
	TOTAL NET ASSETS – 100.0%	$172,198,118

*	Non-dividend paying security.

(a)	Percentages for the various classifications relate to net assets.

SP-ADR - Sponsored American Depositary Receipt

As of December 31, 2010, investment cost for federal tax purposes was $143,893,331 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$33,294,081
Aggregate gross unrealized depreciation	$(865,332)
Net unrealized appreciation	$32,428,749+

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent annual or semi-annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

 The following table summarizes the Fund’s investments as of December 31 2010, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$170,636,667

Level 2 –	Short-Term Commercial Paper	4,199,960
	Variable Rate Demand Note	1,485,453
	Total Level 2	5,685,413
Level 3 -		---
Total		$176,322,080

See the Schedule of Investments for the investments detailed by industry classification

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act"))(17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Blue Fund, Inc.

     By (Signature and Title)     /s/William F. D’Alonzo
William F. D’Alonzo, President
     Date   February 15, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/William F. D’Alonzo
William F. D’Alonzo, President
     Date   February 15, 2011

     By (Signature and Title)     /s/Lynda J. Campbell
Lynda J. Campbell, Treasurer
     Date   February 15, 2011